UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     October 27, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $1,065,764 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108    23081   817900 SH       SOLE                   817900        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    81875  2500000 SH       SOLE                  2500000        0        0
BAXTER INTL INC                COM              071813109    49109  1231734 SH       SOLE                  1231734        0        0
CALLAWAY GOLF CO               COM              131193104    24557  1627399 SH       SOLE                  1627399        0        0
CAPITALSOURCE INC              COM              14055X102    54810  2514200 SH       SOLE                  2514200        0        0
CERIDIAN CORP NEW              COM              156779100    54501  2626541 SH       SOLE                  2626541        0        0
CERTEGY INC                    COM              156880106    12006   300000 SH       SOLE                   300000        0        0
CIT GROUP INC                  COM              125581108     4518   100000 SH       SOLE                   100000        0        0
DISNEY WALT CO                 COM DISNEY       254687106    19309   800206 SH       SOLE                   800206        0        0
E TRADE FINANCIAL CORP         COM              269246104    79164  4497949 SH       SOLE                  4497949        0        0
FIRST DATA CORP                COM              319963104    40000  1000000 SH       SOLE                  1000000        0        0
FLOWSERVE CORP                 COM              34354P105    53535  1472775 SH       SOLE                  1472775        0        0
HEWITT ASSOCS INC              COM              42822Q100    49104  1800000 SH       SOLE                  1800000        0        0
HUDSON CITY BANCORP            COM              443683107    24302  2042168 SH       SOLE                  2042168        0        0
LEHMAN BROS HLDGS INC          COM              524908100    11758   100944 SH       SOLE                   100944        0        0
MCDERMOTT INTL INC             COM              580037109   110745  3025000 SH       SOLE                  3025000        0        0
MONSTER WORLDWIDE INC          COM              611742107    56230  1831000 SH       SOLE                  1831000        0        0
NASDAQ STOCK MARKET INC        COM              631103108    36129  1425216 SH       SOLE                  1425216        0        0
NCR CORP NEW                   COM              62886E108    47929  1502000 SH       SOLE                  1502000        0        0
OPENWAVE SYS INC               COM NEW          683718308     5708   317500 SH  CALL SOLE                   317500        0        0
OPENWAVE SYS INC               COM NEW          683718308    53694  2986330 SH       SOLE                  2986330        0        0
PETROQUEST ENERGY INC          COM              716748108      496    47500 SH       SOLE                    47500        0        0
TELEWEST GLOBAL INC            COM              87956T107    16065   700000 SH       SOLE                   700000        0        0
TYCO INTL LTD NEW              COM              902124106    11345   407375 SH       SOLE                   407375        0        0
UNITED RENTALS INC             COM              911363109    75799  3845693 SH       SOLE                  3845693        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    59594  1528835 SH       SOLE                  1528835        0        0
WATERS CORP                    COM              941848103    10400   250000 SH       SOLE                   250000        0        0